Consolidated statement of changes in shareholders' equity - USD ($) $ in Thousands	Capital	Treasury shares	Share premium	Additional paid in capital	Retained earnings (cumulative deficit) Impact of adoption of IFRS 9	Retained earnings (cumulative deficit) Impact of adoption of IFRS 16	Retained earnings (cumulative deficit) Impact of adoption of IFRIC 23	Retained earnings (cumulative deficit)	Accumulated other comprehensive loss	Total attributable to Nexa's shareholders Impact of adoption of IFRS 9	Total attributable to Nexa's shareholders Impact of adoption of IFRS 16	Total attributable to Nexa's shareholders Impact of adoption of IFRIC 23	Total attributable to Nexa's shareholders	Non-controlling interests	Impact of adoption of IFRS 9	Impact of adoption of IFRS 16	Impact of adoption of IFRIC 23	Total
Beginning balance at Dec. 31, 2017	$ 133,320		$ 1,123,755	$ 1,318,728				$ (53,144)	$ (77,356)				$ 2,445,303	$ 422,068				$ 2,867,371
Impact of the adoption of IFRS at Dec. 31, 2017					$ (1,818)					$ (1,818)					$ (1,818)
Beginning balance after impact of new accounting principle or reclassification at Dec. 31, 2017	133,320		1,123,755	1,318,728				(54,962)	(77,356)				2,443,485	422,068				2,865,553
Total comprehensive income (loss) for the year
Net income for the year								77,026					77,026	16,116				93,142
Other comprehensive loss for the year									(1,932)				(1,932)	(10,219)				(12,151)
Total comprehensive (loss) income for the year								77,026	(1,932)				75,094	5,897				80,991
Total contributions by and distributions to shareholders
Acquisition of / decrease in non-controlling interest														(2,757)				(2,757)
Reimbursement of share premium			(80,000)										(80,000)					(80,000)
Repurchase of the Company's own shares		$ (1,352)											(1,352)					(1,352)
Total contributions by and distributions to shareholders		(1,352)	(80,000)										(81,352)	(2,757)				(84,109)
Ending balance at Dec. 31, 2018	133,320	(1,352)	1,043,755	1,318,728				22,064	(79,288)				2,437,227	425,208				2,862,435
Impact of the adoption of IFRS at Dec. 31, 2018						$ 71	$ (4,023)				$ 71	$ (4,023)				$ 71	$ (4,023)
Beginning balance after impact of new accounting principle or reclassification at Dec. 31, 2018	133,320	(1,352)	1,043,755	1,318,728				18,112	(79,288)				2,433,275	425,208				2,858,483
Total comprehensive income (loss) for the year
Net income for the year								(145,135)					(145,135)	(12,381)				(157,516)
Other comprehensive loss for the year									(27,318)				(27,318)	7,082				(20,236)
Total comprehensive (loss) income for the year								(145,135)	(27,318)				(172,453)	(5,299)				(177,752)
Total contributions by and distributions to shareholders
Acquisition of / decrease in non-controlling interest				(71,054)									(71,054)					(71,054)
Repurchase of the Company's own shares		(8,103)											(8,103)					(8,103)
Dividends distribution to NEXA's shareholders								(69,832)					(69,832)					(69,832)
Dividends distribution to non-controlling interests and to NEXA Peru's investment shares				(2,256)									(2,256)	(47,300)				(49,556)
Total contributions by and distributions to shareholders		(8,103)		(73,310)				(69,832)					(151,245)	(47,300)				(198,545)
Ending balance at Dec. 31, 2019	133,320	(9,455)	1,043,755	1,245,418				(196,855)	(106,606)				2,109,577	372,609				2,482,186
Total comprehensive income (loss) for the year
Net income for the year								(559,247)					(559,247)	(93,259)				(652,506)
Other comprehensive loss for the year									(122,885)				(122,885)	(16,827)				(139,712)
Total comprehensive (loss) income for the year								(559,247)	(122,885)				(682,132)	(110,086)				(792,218)
Total contributions by and distributions to shareholders
Dividends distribution to NEXA's shareholders								(50,000)					(50,000)					(50,000)
Cancellation of 881,902 treasury shares acquired for USD 9,455	(882)	9,455						(8,573)
Dividends distribution to non-controlling interests and to NEXA Peru's investment shares														(5,332)				(5,332)
Capital reduction of subsidiary non-controlling interests - note 32(h)														(13,392)				(13,392)
Total contributions by and distributions to shareholders	(882)	$ 9,455						(58,573)					(50,000)	(18,724)				(68,724)
Ending balance at Dec. 31, 2020	$ 132,438		$ 1,043,755	$ 1,245,418				$ (814,675)	$ (229,491)				$ 1,377,445	$ 243,799				$ 1,621,244